Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net income (loss) attributable to OCC (numerator)									$ 1,068,753	$ (1,738,771)	$ (1,778,822)
Shares (denominator) (in shares)									7,593,435	6,546,862	6,443,162
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.05)	$ 0.06	$ 0.18	$ (0.06)	$ (0.09)	$ (0.05)	$ (0.04)	$ (0.09)	$ 0.14	$ (0.27)	$ (0.28)